Note 14 - Commitments and Contingencies - Minimum Annual Future Obligations for Operating Leases (Details)	Sep. 30, 2018 USD ($)
2019	$ 701,837
2020	592,268
2021	568,250
2022	582,456
2023	597,017
Thereafter	99,909
Total	$ 3,141,737